PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Feb. 28, 2022	Feb. 28, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 526,774	$ 865,654
Less: accumulated depreciation	(215,589)	(354,239)
Less: accumulated impairment loss	(29,959)
Property and equipment, net	281,226	511,415
Building
Property, Plant and Equipment [Line Items]
Property and equipment, gross	65,922	64,246
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property and equipment, gross	115,760	446,203
Computer, network equipment and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	173,685	260,265
Vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, gross	899	877
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,071	34,571
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 151,437	$ 59,492